23 Post-employment benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-Employment Benefits [Roll Forward]
Post-employment benefits, balance at beginning	R$ 968,763	R$ 866,103
Appropriation of actuarial calculation	99,578	97,900
Appropriation of pension and healthcare contributions	138,974	151,215
Adjustment related to actuarial gains (loss)	186,628	58,354
Amortizations	(199,007)	(204,809)
Post-employment benefits, balance at ending	R$ 1,194,936	R$ 968,763